Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses	$ 1,033,300	$ 2,165,100
Deferred right to use lease liabilities	1,671,700
Stock based compensation	354,800	663,300
Amortization of debt discount		346,400
Accruals, reserves and other	160,200	66,100
Total Deferred Tax Asset	3,220,000	3,240,900
Deferred tax liabilities:
Deferred right to use lease assets	1,678,300
Accumulated depreciation and amortization	360,000	358,000
Net deferred tax	2,038,300	358,000
Gross deferred tax asset	1,181,700	2,882,900
Valuation Allowance	(1,181,700)	(2,882,900)
Deferred tax asset (liability), net	$ 0	$ 0